Financial assets at fair value through profit or loss	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial assets designated as measured at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
21	Financial assets at fair value through profit or loss

	June 30, 2022 $	December 31, 2021 $
Financial assets measured at FVPL
– Unlisted securities	26,746,657	9,906,000

Notes:

(i)
On May 3, 2022, the Group purchased 12,000,000 units of Class A shares of CMF Global Quantitative Multi-asset Segregated Portfolio Company, which is an exempted company incorporated in the Cayman Islands. On June 29, 2022, the Group further purchased 3,500,000 units.

(ii)	On May 31, 2022, the Group purchased 2,354 units of Class A shares of VCL Financing Fund SP, which is an exempted company incorporated in the Cayman Islands.
Movement of the balance during the six months ended June 30, 2022 and during the year ended December 31, 2021 is as follow:

	June 30, 2022 $	December 31, 2021 $
At January 1	9,906,000	—
Additions during the period	18,500,000	10,000,000
Change in fair value recognized in profit or loss	(1,659,343)	(94,000)

At June 30 and December 31	26,746,657	9,906,000

19	Financial assets at fair value through profit or loss

	December 31,
	2021 $	2020 $
Financial assets measured at FVPL
— Unlisted securities (i)	9,906,000	—

	9,906,000	—

Note:
(i)	On September 14, 2021, the Group purchased 10,000 units of Class B shares of Heritage Global Investment SPC, which is an exempted company incorporated in the Cayman Islands.

Movement of the balance during the year ended December 31, 2021 is as follow:

	2021 $	2020 $
At January 1	—	—
Additions during the year	10,000,000	—
Fair value loss on financial assets at fair value through profit or loss	(94,000)	—

At December 31	9,906,000	—